Share-based compensation	12 Months Ended
Dec. 31, 2018
Share-based compensation [Abstract]
Share-based compensation
19.	Share-based compensation

2010 share incentive plan

In December 2010, the Group adopted a share incentive plan, which is referred to as the 2010 Share Option Plan (“the 2010 Plan”). The purpose of the plan is to attract and retain the best available personnel by linking the personal interests of the members of the board, employees, and consultants to the success of the Group’s business and by providing such individuals with an incentive for outstanding performance to generate superior returns for our shareholders. Under the 2010 Plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted is 26,822,828 shares (excluding the share options previously granted to the directors who are the founders of the Company). The amount of shares available for such grants as of December 31, 2018 is 8,137,963.

Options under the 2010 Plan were granted with exercise prices denominated in the USD, which is the functional currency of the Company. The maximum term of any issued stock option is seven or ten years from the grant date. Stock options granted to employees and officers vest over a four-year schedule as stated below:

(1)	One-fourth of the options shall be vested upon the first anniversary of the grant date;
(2)	The remaining three quarters of the options shall be vested on monthly basis over the next thirty-six months. ( 1 / 48 of options shall be vested per month subsequently)

Stock options granted to directors were subject to a vesting schedule of approximately 32 months.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period.

In November 2014, the Company issued to a depositary bank for American Depositary Shares, 10,000,000 common shares, which were reserved for the future exercise of share options or vesting of restricted shares. 20,000 and 60,000 restricted shares were issued to non-employees and vested as of December 31, 2017 and 2018.

The following table summarizes the share option activities for the years ended December 31, 2016, 2017 and 2018:

	Number of share options	Weighted average exercise price (USD)	Weighted- average grant-date fair value (USD)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (In thousands)
Outstanding, January 1, 2016	2,130,820	2.13
Vested and expected to vest at January 1, 2016	1,008,645	1.76	0.73	4.62	464
Exercisable at January 1, 2016	1,430,870	2.16	0.86	4.03	406
Forfeited	(14,375)	3.21
Expired	(182,510)	2.22
Exercised	(440,465)	1.81
Outstanding, December 31, 2016	1,493,470	2.65	—	3.39	6
Vested and expected to vest at December 31, 2016	1,440,923	2.67	0.85	3.24	6
Exercisable at December 31, 2016	1,217,050	2.70	0.84	3.20	6
Forfeited	(109,925)	2.89
Expired	(989,730)	2.28
Exercised	(4,000)	0.83
Outstanding, December 31, 2017	389,815	3.90	—	4.64	—
Vested and expected to vest at December 31, 2017	170,545	3.90	0.95	4.64	—
Exercisable at December 31, 2017	389,190	3.90	0.95	4.64	—
Forfeited	—
Expired	(373,315)	3.89
Outstanding, December 31, 2018	16,500	3.97	—	4.37	—
Vested and expected to vest at December 31, 2018	7,220	3.97	1.56	4.37	—
Exercisable at December 31, 2018	16,500	3.97	1.56	4.37	—

A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2016, 2017 and 2018 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2016	432,217
Granted	1,170,000	1.18
Vested	(274,960)
Forfeited	(384,037)
Unvested at December 31, 2016	943,220
Vested and expected to vest at December 31, 2016	801,737
Granted	2,050,000	0.69
Vested	(115,125)
Forfeited	(1,605,945)
Unvested at December 31, 2017	1,272,150
Vested and expected to vest at December 31, 2017	1,081,327
Granted	6,750,520	2.32
Vested	(267,630)
Forfeited	(1,103,000)
Unvested at December 31, 2018	6,652,040
Vested and expected to vest at December 31, 2018	5,654,234

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s historical and expected forfeitures for stock options granted, the directors of the Company estimated that its future forfeiture rate would be 20% for employees and nil for directors and advisors.

The aggregate intrinsic value in the table above represents the difference between the estimated fair value of the Company’s common shares as of December 31, 2017 and 2018 and the exercise price.

Total fair values of share options vested as of December 31, 2017 and 2018 were USD 6,963,000.

As of December 31, 2017, there were USD 167,000 of unrecognized share-based compensation costs related to share options, which were expected to be recognized over a weighted-average vesting period of 4.64. As at December 31, 2018, there was no unrecognised share-based compensation costs related to share options. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

All restricted shares granted to senior officers are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period. As of December 31, 2018, total unrecognized compensation expense relating to the restricted shares was USD 12,347,000.

2013 share incentive plan

In November 2013, the Group adopted a share incentive plan, which is referred to as the 2013 Share Incentive Plan (“the 2013 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior management to the success of the Group’s business.

Under the 2013 Plan, the maximum number of restricted shares that may be granted is 9,073,732 shares.

As of December 31, 2018, 8,664,980 (2017: 8,664,980) restricted shares were granted to few senior officers.

(1)
5,098,345 of these restricted shares will vest over a four-year schedule in which one-fourth of the restricted shares shall be vested upon the first, second, third, and fourth anniversary of the grant date, respectively.

(2)
1,102,430 of these restricted shares will vest over a five-year schedule in which one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.

(3)
854,405 of these restricted shares will vest over a forty-four month schedule in which one-fourth of the restricted shares shall be vested upon the eighth month, and three-fourth of the restricted shares shall be vested during the remaining thirty-six months.

(4)
689,700 of these restricted shares will vest over a four-year schedule in which half, one-fourth, and one-fourth of the restricted shares shall be vested upon the second, third and fourth anniversary of the grant date, respectively.

(5)	640,100 of these restricted shares will vest over a two-year schedule in which half of the restricted shares shall be vested upon the first and second anniversary of the grant date, respectively.

(6)	160,000 of these restricted shares will vest over a one-year schedule in which all of the restricted shares shall be vested upon the first anniversary of the grant date.

(7)	The remaining 120,000 of these restricted shares will vest immediately upon the grant date.

A summary of the restricted shares activities under the 2013 Plan for the years ended December 31, 2016, 2017 and 2018 is presented below:

Number of restricted shares
Unvested at January 1, 2016	3,796,398
Vested	(1,520,760)
Forfeited	(561,103)
Unvested at December 31, 2016	1,714,535
Vested and expected to vest at December 31, 2016	1,457,355
Unvested at January 1, 2017	1,714,535
Vested	(996,835)
Forfeited	(129,940)
Unvested at December 31, 2017	587,760
Vested and expected to vest at December 31, 2017	499,596
Unvested at January 1, 2018	587,760
Vested	(525,140)
Forfeited	(28,445)
Unvested at December 31, 2018	34,175
Vested and expected to vest at December 31, 2018	29,049

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

All restricted shares granted to senior officers are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period. As of December 31, 2018, total unrecognized compensation expense relating to the restricted shares was USD 421,000. 60,000 restricted shares were issued to non-employees and vested as of December 31, 2017 and 2018.

2014 share incentive plan

In April 2014, the Group adopted a share incentive plan, which is referred to as the 2014 Share Incentive Plan (“the 2014 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior management to the success of the Group’s business. Under the 2014 Plan, the maximum number of restricted shares that may be granted is 14,195,412 shares to certain officers, directors or employees of, or advisors or consultants to the Company and its subsidiaries and consolidated affiliated entities. The company issued 14,195,412 common shares to Leading Advice, a company owned by the Group’s chairman and chief executive officer. The issuance of common shares was to facilitate the administration of the 2014 plan. The 2014 Plan was administered by the Company’s compensation committee.

As of December 31, 2018, 14,536,000 restricted shares were granted to certain officers and employees of the Group:

(1)
9,040,500 of these restricted shares will vest over a five-year schedule in which one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.

(2)
5,400,000 restricted shares will vest over a four-year schedule in which one-fourth of the restricted shares shall be vested upon the first, second, third and fourth anniversary of the grant date, respectively.

(3)	9,000 restricted shares will vest over a two-year schedule in which half of the restricted shares shall be vested upon the first and second anniversary of the grant date, respectively.

(4)	The remaining 86,500 restricted shares will vest immediately on the grant date.

A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2017 and 2018 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2016	5,761,400
Granted	6,749,000	1.12
Vested	(1,262,200)
Forfeited	(971,900)
Unvested at December 31, 2016	10,276,300
Vested and expected to vest at December 31, 2016	8,734,855
Unvested at January 1, 2017	10,276,300
Vested	(2,447,950)
Forfeited	(2,022,000)
Unvested at December 31, 2017	5,806,350
Vested and expected to vest at December 31, 2017	4,935,398
Unvested at January 1, 2018	5,806,350
Vested	(2,086,450)
Forfeited	(243,250)
Unvested at December 31, 2018	3,476,650
Vested and expected to vest at December 31, 2018	2,955,153

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

All restricted shares granted are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period. As of December 31, 2018, the total unrecognized compensation expense relating to the restricted shares was USD 4,066,000.

Total compensation costs recognized for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Years ended December 31,
(In thousands)	2016	2017	2018
Sales and marketing expenses	98	88	404
General and administrative expenses	6,267	5,800	2,245
Research and development expenses	2,983	2,442	2,645
Total	9,348	8,330	5,294